Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Treasury Stock
Treasury Stock
The Company’s Board of Directors authorized the repurchase of Common Stock as follows:

Authorized Amount
(In $ millions)
February 2008	400
October 2008	100
April 2011	129
October 2012	264
As of December 31, 2012	893

The authorization gives management discretion in determining the timing and conditions under which shares may be repurchased. The repurchase program does not have an expiration date.
The share repurchase activity pursuant to this authorization is as follows:

	Year Ended December 31,				Total From February 2008 Through
	2012		2011	2010	December 31, 2012
Shares repurchased	1,059,719	(1)	652,016	1,667,592	13,142,527
Average purchase price per share	$42.44		$46.99	$28.77	$38.14
Amount spent on repurchased shares (in millions)	$45		$31	$48	$501
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(1)
Excludes 5,823 shares withheld from employee to cover statutory minimum withholding requirements for personal income taxes related to the vesting of restricted stock. Restricted stock is considered outstanding at the time of issuance and therefore, the shares withheld are treated as treasury shares.

Schedule of Components of Other Comprehensive Income (Loss), Net
Other Comprehensive Income (Loss), Net

	Year Ended December 31,
	2012			2011			2010
	Gross Amount	Income Tax (Provision) Benefit	Net Amount	Gross Amount	Income Tax (Provision) Benefit	Net Amount	Gross Amount	Income Tax (Provision) Benefit	Net Amount
	As Adjusted (Note 2)
	(In $ millions)
Unrealized gain (loss) on marketable securities	—	—	—	—	—	—	—	(1)	(1)
Foreign currency translation	13	(8)	5	(29)	2	(27)	26	11	37
Unrealized gain (loss) on interest rate swaps	10	(3)	7	37	(10)	27	32	(15)	17
Pension and postretirement benefits	(12)	1	(11)	(2)	2	—	2	—	2
Total	11	(10)	1	6	(6)	—	60	(5)	55

Schedule of Adjustments to Accumulated Other Comprehensive Income (Loss), Net
Adjustments to Accumulated other comprehensive income (loss), net, are as follows:

	Unrealized Gain (Loss) on Marketable Securities	Foreign Currency Translation	Unrealized Gain (Loss) on Interest Rate Swaps	Pension and Postretirement Benefits	Accumulated Other Comprehensive Income (Loss), Net
	As Adjusted (Note 2)
	(In $ millions)
As of December 31, 2009	—	(38)	(101)	(6)	(145)
Current period change	—	26	32	2	60
Income tax (provision) benefit	(1)	11	(15)	—	(5)
As of December 31, 2010	(1)	(1)	(84)	(4)	(90)
Current period change	—	(29)	37	(2)	6
Income tax (provision) benefit	—	2	(10)	2	(6)
As of December 31, 2011	(1)	(28)	(57)	(4)	(90)
Current period change	—	13	10	(12)	11
Income tax (provision) benefit	—	(8)	(3)	1	(10)
As of December 31, 2012	(1)	(23)	(50)	(15)	(89)